UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Name of Fund)

385 East Colorado Boulevard, Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE

INFLATION – LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 109.9%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	38,080,641	$42,721,720
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	26,292,274	29,062,218
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	14,106,162	18,693,966
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,356,528	2,827,005
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	18,872,360	26,018,304
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	6,974,656	8,268,601
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	264,043	231,085
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,311,222	5,316,220
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	10,224,640	10,374,145
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,506,606	3,040,932
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	133,516,717	133,144,739	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	27,635,472	27,364,147	(a)
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	25,692,048	26,378,180	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	12,608,760	12,562,789
U.S. Treasury Notes, Inflation Indexed	2.625%	7/15/17	552,715	578,969
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	42,329,220	42,280,160	(a)
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	11,704,832	12,468,690
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	23,425,500	23,345,596
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	30,901,360	32,424,704
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	46,898,982	46,596,718
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	48,481,216	50,896,453	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	59,632,420	61,968,043	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,136,048	14,334,278
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	4,829,289	4,705,978
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	60,326,733	58,827,191
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	67,763,772	65,330,307	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	29,124,484	28,619,728
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	29,923,329	29,778,770
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	13,468,206	12,850,217
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	8,121,256	7,784,037

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $841,654,664)				838,793,890

ASSET-BACKED SECURITIES - 5.2%
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.094%	10/27/32	8,331	7,975	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-SD2 2A1	0.594%	9/25/46	106,400	91,018	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-RP1 A	0.504%	5/25/46	5,581,621	4,707,545	(b)(c)
CSAB Mortgage-Backed Trust, 2007-1 3A30, IO	6.456%	5/25/37	13,603,139	4,159,146	(b)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	4,050,000	4,019,625
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	2,450,000	2,431,625
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	8,841,005	4,832,414
Residential Asset Mortgage Products Inc., 2005-EFC3 M6	0.894%	8/25/35	6,000,000	4,842,852	(b)
Residential Asset Mortgage Products Inc., 2005-RS3 M5	0.874%	3/25/35	7,451,000	6,176,745	(b)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	300,000	261,835	(b)(c)
Structured Asset Securities Corp., 2005-SC1 1A2	7.646%	5/25/31	9,071,245	7,888,708	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $39,073,307)				39,419,488

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
Banc of America Funding Corp., 2015-R2 4A2	0.411%	9/29/36	13,577,467	6,695,049	(b)(c)
Banc of America Funding Corp., 2015-R2 5A2	0.419%	9/29/36	8,649,146	3,768,433	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2007-6 2A5, IO	6.456%	5/25/37	9,266,466	3,801,179	(b)
Countrywide Alternative Loan Trust, 2004-33 1A1	2.757%	12/25/34	5,653	5,607	(b)

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.775%	12/25/34	6,047	$5,953	(b)
Countrywide Alternative Loan Trust, 2005-22T1 A2, IO	4.876%	6/25/35	4,846,558	735,664	(b)
Countrywide Alternative Loan Trust, 2007-19 1A16, IO	6.306%	8/25/37	16,181,662	4,224,902	(b)
Credit Suisse Mortgage Trust, 2009-16R 5A3	2.977%	6/26/36	5,138,403	2,242,435	(b)(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.180%	3/15/17	7,740,000	7,681,950	(b)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2B	1.056%	9/19/44	29,373	26,523	(b)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.564%	2/25/37	165,471	90,131	(b)
GSR Mortgage Loan Trust, 2007-2F 4A1	0.494%	3/25/37	16,304,950	8,526,136	(b)
JPMorgan Reremic, 2015-1 1A3	0.359%	12/27/46	11,120,000	6,965,777	(b)(c)
Lehman Mortgage Trust, 2006-5 2A2, IO	6.956%	9/25/36	8,581,415	2,997,857	(b)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.556%	12/25/36	1,903,404	621,180	(b)
Lehman Mortgage Trust, 2006-9 3A2, IO	7.036%	1/25/37	5,390,052	1,835,906	(b)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.496%	2/25/37	10,287,201	3,382,730	(b)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.476%	5/25/37	8,655,181	2,589,033	(b)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.751%	6/25/37	153,408	102,863	(b)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	16,955	17,003	(b)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.406%	6/25/36	3,199,860	561,863	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.944%	10/25/24	1,600,000	1,617,616	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQ2 M3	3.444%	5/25/25	2,820,000	2,643,361	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR08 A1	0.614%	6/25/44	20,018	18,576	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $60,302,267)				61,157,727

CORPORATE BONDS & NOTES - 10.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.4%
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,735,000	2,803,375	(c)

Media - 0.2%
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,860,000	1,743,750	(c)

Textiles, Apparel & Luxury Goods - 0.0%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	310,000	285,200	(c)

TOTAL CONSUMER DISCRETIONARY				4,832,325

CONSUMER STAPLES - 0.6%
Food Products - 0.4%
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,000,000	962,500	(c)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	2,400,000	2,238,000	(d)

Total Food Products				3,200,500

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,800,000	1,539,000

TOTAL CONSUMER STAPLES				4,739,500

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	1,000,000	310,000

Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,000,000	696,875

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	230,000	$126,500
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	1,000,000	695,000	(c)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	2,000,000	1,670,000	(c)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,850,000	1,496,250	(c)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	1,000,000	345,000	(d)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	500,000	326,250
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,450,000	72,500	*(e)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	500,000	445,940
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,510,000	37,650	*(e)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,000,000	670,000
WPX Energy Inc., Senior Notes	7.500%	8/1/20	610,000	558,150
WPX Energy Inc., Senior Notes	8.250%	8/1/23	700,000	635,250

Total Oil, Gas & Consumable Fuels				7,775,365

TOTAL ENERGY				8,085,365

FINANCIALS - 0.8%
Banks - 0.4%
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	3,250,000	3,030,625	(b)(f)

Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,610,000	1,376,550

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,670,000	1,567,712	(c)

TOTAL FINANCIALS				5,974,887

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.4%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	3,300,000	3,217,500	(c)

Health Care Providers & Services - 0.6%
BioScrip Inc., Senior Notes	8.875%	2/15/21	840,000	646,800
ExamWorks Group Inc., Senior Notes	5.625%	4/15/23	2,180,000	2,209,975
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,930,000	1,809,375

Total Health Care Providers & Services				4,666,150

Pharmaceuticals - 0.2%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	1,850,000	1,618,750	(c)

TOTAL HEALTH CARE				9,502,400

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	4,720,000	4,672,800	(c)(g)

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	260,000	253,500	(c)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	70,000	59,194	(c)

Total Air Freight & Logistics				312,694

Airlines - 0.1%
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	400,000	398,000

Construction & Engineering - 0.8%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	600,000	420,000	(c)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,500,000	1,507,500	(c)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	4,100,000	1,793,750	(d)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	440,000	192,500	(c)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	610,000	582,550	(c)

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - (continued)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,850,000	$1,757,500	(c)
Modular Space Corp., Secured Notes	10.250%	1/31/19	671,000	466,345	(c)

Total Construction & Engineering				6,720,145

Electrical Equipment - 0.4%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	3,000,000	2,955,000	(c)(h)

Machinery - 0.1%
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	480,000	484,800	(c)

TOTAL INDUSTRIALS				15,543,439

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.7%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	3,670,000	3,715,875
NXP BV/NXP Funding LLC, Senior Notes	4.625%	6/15/22	1,680,000	1,667,400	(c)

Total Electronic Equipment, Instruments & Components				5,383,275

Internet Software & Services - 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	820,000	811,800	(c)(h)

TOTAL INFORMATION TECHNOLOGY				6,195,075

MATERIALS - 1.5%
Chemicals - 0.6%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	3,890,000	3,821,925	(c)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	460,000	423,200	(c)

Total Chemicals				4,245,125

Construction Materials - 0.1%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000	374,000	(c)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	370,000	336,700	(c)

Total Construction Materials				710,700

Containers & Packaging - 0.2%
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	850,000	805,375	(c)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	970,000	936,050	(c)

Total Containers & Packaging				1,741,425

Metals & Mining - 0.5%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,066,000	775,515	(c)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	830,000	498,000
Evraz Group SA, Senior Notes	9.500%	4/24/18	650,000	679,595	(d)
Evraz Group SA, Senior Notes	6.750%	4/27/18	500,000	491,250	(d)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	710,000	553,800
Vedanta Resources PLC, Senior Notes	7.125%	5/31/23	1,200,000	741,110	(c)

Total Metals & Mining				3,739,270

Paper & Forest Products - 0.1%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,430,000	715,000	(c)

TOTAL MATERIALS				11,151,520

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	4,200,000	3,801,000	(d)

Wireless Telecommunication Services - 1.1%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	4,730,000	4,741,825	(c)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	4,000,000	3,641,616	(c)

Total Wireless Telecommunication Services				8,383,441

TOTAL TELECOMMUNICATION SERVICES				12,184,441

TOTAL CORPORATE BONDS & NOTES (Cost - $92,094,503)				78,208,952

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.6%
Australia - 1.0%
Australia Government Bond, Senior Bonds	2.500%	9/20/30	7,550,000	AUD	$7,431,008	(d)

Israel - 1.7%
Government of Israel, Bonds	3.000%	10/31/19	21,438,188	ILS	6,153,941
Government of Israel, Bonds	4.000%	7/31/24	20,005,514	ILS	6,586,921

Total Israel					12,740,862

New Zealand - 1.9%
Government of New Zealand, Senior Bonds	3.000%	9/20/30	20,220,000	NZD	14,483,246	(d)

Russia - 1.0%
Russian Federation, Bonds	2.500%	8/16/23	544,514,638	RUB	7,844,053

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $43,908,905)					42,499,169

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B (Cost - $1,197,411)	6.500%	10/28/20	1,313,400		1,155,792	(i)(j)

SOVEREIGN BONDS - 1.0%
Portugal - 1.0%
Republic of Portugal, Notes (Cost - $7,552,898)	5.125%	10/15/24	7,400,000		7,841,188	(c)

			SHARES
PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
General Finance Corp. (Cost - $1,360,000)	8.125%		54,400		1,386,656

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		10/23/15	706		270,266
U.S. Treasury 5-Year Notes Futures, Call @ $122.00		10/23/15	1,830		57,188
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		10/23/15	523		408,594
U.S. Treasury 10-Year Notes Futures, Call @ $129.50		10/23/15	526		180,812
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00		10/23/15	261		403,734
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		10/23/15	785		134,922

TOTAL PURCHASED OPTIONS (Cost - $1,210,895)					1,455,516

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,088,354,850)					1,071,918,378

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Bank of America repurchase agreement dated 9/30/15; Proceeds at maturity - $4,000,012; (Fully collateralized by U.S. government obligations, 1.625% due 6/30/20; Market value - $4,080,000) (Cost - $4,000,000)	0.110%	10/1/15	4,000,000	$4,000,000

TOTAL INVESTMENTS - 141.0% (Cost - $1,092,354,850#)				1,075,918,378
Liabilities in Excess of Other Assets - (41.0)%				(312,835,481)

TOTAL NET ASSETS - 100.0%				$763,082,897

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of September 30, 2015.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Illiquid security.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
ILS	— Israeli Shekel
IO	— Interest Only
NZD	— New Zealand Dollar
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/23/15	$121.00	706	$126,860
U.S. Treasury 5-Year Notes Futures, Put	10/23/15	119.50	706	49,641
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	131.50	1,049	65,562
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	168.00	785	49,062
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	161.00	261	163,125
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	155.00	66	57,750
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	153.00	350	142,188

TOTAL WRITTEN OPTIONS (Premiums received - $878,547)				$654,188

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$838,793,890	—	$838,793,890
Asset-backed securities	—	39,419,488	—	39,419,488
Collateralized mortgage obligations	—	53,475,777	$7,681,950	61,157,727
Corporate bonds & notes	—	78,208,952	—	78,208,952
Non-U.S. Treasury inflation protected securities	—	42,499,169	—	42,499,169
Senior loans	—	—	1,155,792	1,155,792
Sovereign bonds	—	7,841,188	—	7,841,188
Preferred stocks	$1,386,656	—	—	1,386,656
Purchased options	1,455,516	—	—	1,455,516

Total long-term investments	$2,842,172	$1,060,238,464	$8,837,742	$1,071,918,378

Short-term investments†	—	4,000,000	—	4,000,000

Total investments	$2,842,172	$1,064,238,464	$8,837,742	$1,075,918,378

Other financial instruments:
Futures contracts	$3,320,751	—	—	$3,320,751
Forward foreign currency contracts	—	$8,632,828	—	8,632,828

Total other financial instruments	$3,320,751	$8,632,828	—	$11,953,579

Total	$6,162,923	$1,072,871,292	$8,837,742	$1,087,871,957

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$654,188	—	—	$654,188
Futures contracts	4,268,983	—	—	4,268,983
Forward foreign currency contracts	—	$4,404,496	—	4,404,496
OTC total return swaps ‡	—	1,745,383	—	1,745,383

Total	$4,923,171	$6,149,879	—	$11,073,050

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		SENIOR LOANS
INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	CONSUMER DISCRETIONARY	TOTAL
Balance as of December 31, 2014	—	—	—
Accrued premiums/discounts	$15,179	—	$15,179
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	(15,179)	—	(15,179)
Purchases	7,681,950	—	7,681,950
Sales	—	—	—
Transfers into Level 3[2]	—	$1,155,792	1,155,792
Transfers out of Level 3	—	—	—

Balance as of September 30, 2015	$7,681,950	$1,155,792	$8,837,742

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$(15,179)	—	$(15,179)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,940,608
Gross unrealized depreciation	(29,377,080)

Net unrealized depreciation	$(16,436,472)

At September 30, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	0.50%	9/15/2015	10/14/15	$151,242,500	U.S. Treasury inflation protected securities	$155,120,513
Deutsche Bank	0.40%	8/26/2015	11/18/15	58,500,000	U.S. Treasury inflation protected securities	60,000,000
Morgan Stanley	0.28%	7/16/2015	10/15/15	119,361,500	U.S. Treasury inflation protected securities	122,776,449

				$329,104,000		$337,896,962

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,843	12/17	$697,785,802	$700,479,663	$2,693,861
U.S. Treasury 10-Year Notes	654	12/15	83,565,391	84,192,281	626,890
U.S. Treasury Ultra Long-Term Bonds	1	12/15	163,300	160,406	(2,894)

					3,317,857

Contracts to Sell:
90-Day Eurodollar	1,047	12/15	260,493,860	260,663,738	(169,878)
90-Day Eurodollar	1,177	3/16	292,429,800	292,719,900	(290,100)
90-Day Eurodollar	658	12/16	162,614,387	162,945,475	(331,088)
90-Day Eurodollar	2,713	12/18	662,970,683	665,668,463	(2,697,780)
Euro-Bund	243	12/15	41,798,185	42,409,975	(611,790)
U.S. Treasury 5-Year Notes	231	12/15	27,823,890	27,839,109	(15,219)
U.S. Treasury Long-Term Bonds	245	12/15	38,398,985	38,549,219	(150,234)

					(4,266,089)

Net unrealized depreciation on open futures contracts					$(948,232)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,710,000	USD	8,979,070	Bank of America N.A.	10/16/15	$(204,958)
USD	9,177,763	CAD	11,710,000	Bank of America N.A.	10/16/15	403,651
BRL	135,135,669	USD	36,932,405	Citibank N.A.	10/16/15	(3,014,069)
BRL	2,895,637	USD	803,005	Citibank N.A.	10/16/15	(76,216)
CAD	24,800,000	USD	18,740,318	Citibank N.A.	10/16/15	(158,083)
CAD	237,340	USD	180,293	Citibank N.A.	10/16/15	(2,459)
USD	41,688,706	BRL	138,031,306	Citibank N.A.	10/16/15	7,043,581
USD	19,611,743	CAD	26,030,000	Citibank N.A.	10/16/15	107,889
USD	31,593,834	GBP	20,360,000	Citibank N.A.	10/16/15	796,427
USD	15,259,956	NZD	23,700,000	Bank of America N.A.	11/13/15	155,072
GBP	20,000,000	USD	30,900,140	Citibank N.A.	11/13/15	(651,384)
USD	7,644,775	AUD	10,740,000	Citibank N.A.	11/13/15	123,376
EUR	6,937,546	USD	7,828,743	Credit Suisse First Boston Inc.	11/13/15	(71,726)
EUR	733,001	USD	819,694	Credit Suisse First Boston Inc.	11/13/15	(110)
USD	8,951,577	EUR	8,206,584	Credit Suisse First Boston Inc.	11/13/15	(224,378)
USD	635,104	EUR	567,001	Credit Suisse First Boston Inc.	11/13/15	1,128
USD	641,808	EUR	575,001	Credit Suisse First Boston Inc.	11/13/15	(1,113)
USD	209,546	EUR	186,001	Credit Suisse First Boston Inc.	11/13/15	1,574
USD	73,926	EUR	66,001	Credit Suisse First Boston Inc.	11/13/15	130

Total						$4,228,332

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
NZD	— New Zealand Dollar
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$67,940,000	1/27/20	1.925%*	CPURNSA*	—	$(876,299)
Barclays Capital Inc.	67,940,000	1/28/20	1.955%*	CPURNSA*	—	(869,084)

Total	$135,880,000				—	$(1,745,383)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015